Company Background and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Company Background and Basis of Presentation
Company Background and Basis of Presentation

1.Company Background and Basis of Presentation

Organization

Science 37 or “the Company”, a Delaware Corporation, was formed on September 8, 2014.

Description of Business

Science 37 is a leading provider of technology-based solutions that enable decentralized clinical trials (or direct-to patient virtual studies) on behalf of biopharmaceutical sponsors. Science 37 pioneered the decentralized clinical trial model and developed the industry’s first Decentralized Clinical Trial Operating System (DCT OS), combining its technology platform, which orchestrates workflows, supports evidence generation, and harmonizes data seamlessly, with its expansive network of patient communities, on-demand telemedicine investigators, flexible mobile nurses, scalable remote coordinators and robust connected technologies. By bringing research to patients and providers more directly, Science 37’s operating system increases access and patient diversity, which can help speed the development of potentially life-saving drug treatments.

On May 7, 2021, the Company announced a planned merger with LifeSci Acquisition II Corp. under a definitive business combination agreement. The merger was consummated on October 6, 2021. In conjunction with this merger, the Company received $200 million in PIPE financing from leading institutional and strategic investors to further fund the Company’s decentralized trial technology platform and extend into new adjacencies. Detailed information on the merger and PIPE financing is explained in the proxy statement/prospectus of LifeSci Acquisition II Corp. filed with the Securities and Exchange Commission.

Unaudited Interim Financial Information and Use of Estimates

The Company prepared the accompanying unaudited condensed consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by GAAP for complete financial statements. The significant accounting policies followed by the Company for interim financial reporting are consistent with the accounting policies followed for annual financial reporting.

The preparation of condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These estimates are based on historical experience and various other assumptions believed reasonable under the circumstances. The Company evaluates its estimates on an ongoing basis and makes changes to the estimates and related disclosures as experience develops or new information becomes known, including facts and circumstances related to the novel coronavirus disease pandemic. Actual results will most likely differ from those estimated. The Company’s most significant estimates and assumptions used in the preparation of the accompanying condensed consolidated financial statements relate to contract cost estimates in revenue recognition, capitalized software costs, and the valuation of the Company’s common stock.

The condensed consolidated financial statements, in management’s opinion, include all adjustments of a normal recurring nature necessary for a fair presentation. The information included in this filing should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in this filing for year ended December 31, 2020. The results of operations for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or any other future period. The consolidated balance sheet at December 31, 2020 is derived from the amounts in the audited balance sheet included in this filing for the year ended December 31, 2020.

1.	Company Background and Basis of Presentation (continued)

Liquidity

The Company has continued to experience increased costs that adversely affect the Company's current results of operations and liquidity. The Company's condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements for the three and six months ended June 30, 2021 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company's ability to continue as a going concern.

The Company has evaluated principal conditions and events, considered in aggregate, that may raise substantial doubt about its ability to continue as a going concern within one year from the date that these financial statements were originally issued. As of June 30, 2021, the Company had $18,808,458 of unrestricted cash. On October 6, 2021, the definitive business combination agreement between the Company and LifeSci Acquisition II Corp. was consummated. LSAQ acquired 100% of the Company's issued and outstanding securities through a reverse merger of the Company with and into a wholly owned subsidiary of LSAQ, with the Company surviving the merger as Science 37 Holdings, Inc., now a public company. In conjunction with this merger, the Company received $200 million through a private investment in public entity (PIPE) offering from leading institutional and strategic investors to further fund the Company's decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, the Company received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination.

The Company believes that its $18.8 million of cash as of June 30, 2021, in addition to the proceeds received from the merger with LSAQ and PIPE offering, are sufficient to fund planned operations for at least twelve months from the date these financial statements were available to be filed.

Concentration Risks

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, deposits of up to $250,000 at Federal Deposit Insurance Corporation (FDIC) insured institutions are covered by FDIC insurance. At times, deposits at the Company’s financial institution may exceed federally insured limits. Management periodically assesses the financial condition of the institution and believes that any possible credit risk is minimal. The Company has not experienced any loss from such risk.

COVID-19 Pandemic

In March 2020 the World Health Organization declared the global novel coronavirus disease 2019 (COVID-19) outbreak a pandemic. The Company’s original sublease tenant in San Francisco was unable to fulfill its sublease obligations due to the pandemic’s impact on its business operations. The sublessee vacated the facility in February 2021 and a new sublessee was not secured until May 2021, at terms substantially similar to the original sublessee. For the six months ended June 30, 2021 and 2020, the Company wrote-off $228,946 and $0 of sublease receivable against sublease income due to low probability of collection from the original sublessee. No other significant impacts to the Company’s operations due to the

COVID-19 outbreak have occurred. The Company’s operations may be adversely affected in the near term as a result of COVID-19, and in the longer-term by the overall impact on the economy and disruptions to the Company’s existing business and partners, and the Company’s customer collection efforts. Additionally, there could be a near term impact on the Company’s employees as a result of COVID-19 and the related Federal, State, and local and UK governmental restrictions. However, the long-term impact is not fully known as the scale and severity of the outbreak continue to unfold.

Since the second quarter of 2020, the Company has experienced overall top line growth due to the advantages the Company’s decentralized proprietary platform provides for healthcare companies and institutions in the clinical trial space. Due to these advantages, the Company expects this growth to continue.

1.Company Background Basis of Presentation (continued)

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief and Economic Security Act, or the CARES Act. The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the U.S. economy and fund a nationwide effort to curtail the effect of COVID 19. While the CARES Act provides sweeping tax changes in response to the COVID 19 pandemic, some of the more significant provisions include removal of certain limitations on utilization of net operating losses, increasing the loss carryback period for certain losses to five years, and increasing the ability to deduct interest expense, as well as amending certain provisions of the previously enacted Tax Cuts and Jobs Act. Consistent with previous years, the Company expects to continue to generate net losses in the foreseeable future. The Company currently has significant federal and state deferred tax assets attributed to prior net operating losses. These deferred taxes are fully reserved. As the Company has never generated taxable income, the CARES Act feature allowing net operating losses originating in 2018, 2019 or 2020 to be carried back five years is not expected to have a significant impact. Management does not expect any other provisions of the CARES Act to have a material impact on our financial position, results of operations or cash flows during 2021.

Capitalized Software

The Company’s internal use proprietary software organizes workflows, captures real-time evidence, and harmonizes data during clinical trial support for its customers. Capitalized software is recorded at cost less accumulated amortization. The Company capitalizes software development cost related to the development of the Company’s proprietary platform in accordance with ASC 350 guidance. Internal and external costs incurred during the preliminary stage are expensed as incurred. Costs incurred during the application development stage are capitalized and consist of payroll labor and benefits to the extent of time spent directly on the project and external direct costs of materials and labor. Training and maintenance costs are expensed as incurred. The Company commences amortization once the respective assets are placed into service. The estimated useful life for capitalized software is 3 years.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the expected undiscounted future cash flow from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized and measured using the fair value of the related asset. No material impairments were recognized during the three and six months ended June 30, 2021 and 2020.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents.

Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, preferred stock, stock options and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Senior Executive Committee, which includes the Chief Executive Officer, together with the Board of Directors is the CODM. The Company operates in a single operating segment as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of and for the six months ended June 30, 2021 and 2020, the Company did not have material revenue earned or assets located outside of the United States.

1.Company Background Basis of Presentation (continued)

Accounting Pronouncements Issued but Not Adopted as of June 30, 2021

In June 2016, the FASB issued a new accounting standard intended to provide financial statement users with more decision-useful information about expected credit losses and other commitments to extend credit held by a reporting entity. The standard replaces the incurred loss impairment methodology in current GAAP with one that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company does not expect the adoption of the guidance to have a material effect on the Company’s consolidated financial statements. This is based on factors including the Company’s assessment of historical losses, customer’s creditworthiness, and the fact that the Company’s trade receivables are short term in duration. The Company expects to implement this new standard in January 2022.

1.           Company Background and Basis of Presentation

Organization

Science 37 or the “Company”, a Delaware Corporation, was formed on September 8, 2014.

Description of Business

Science 37 is a leading provider of technology-based solutions that enable decentralized clinical trials (or direct-to patient virtual studies) on behalf of biopharmaceutical sponsors. Science 37 pioneered the decentralized clinical trial model and developed the industry’s first Decentralized Clinical Trial Operating System (DCT OS), combining its technology platform, which orchestrates workflows, supports evidence generation, and harmonizes data seamlessly, with its expansive network of patient communities, on-demand telemedicine investigators, flexible mobile nurses, scalable remote coordinators and robust connected technologies. By bringing research to patients and providers more directly, Science 37’s operating system increases access and patient diversity, which can help speed the development of potentially life-saving drug treatments.

Liquidity

The Company has continued to experience increased costs that adversely affect the Company’s current results of operations and liquidity. The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements for the year ended December 31, 2020 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company's ability to continue as a going concern.

The Company has evaluated principal conditions and events, considered in aggregate, that may raise substantial doubt about its ability to continue as a going concern within one year from the date that these financial statements were originally issued. As of December 31, 2020, the Company had $32,478,948 of unrestricted cash. On October 6, 2021, the definitive business combination agreement between the Company and LifeSci Acquisition II Corp (LSAQ) was consummated. LSAQ acquired 100% of the Company’s issued and outstanding securities through a reverse merger of the Company with and into a wholly owned subsidiary of LSAQ, with the Company surviving the merger as Science 37 Holdings, Inc, a now public company. In conjunction with this merger, the Company received $200 million through a private investment in public entity (PIPE) offering from institutional and strategic investors to further fund the Company’s decentralized trial technology platform and extend into new adjacencies. As a result of the merger and inclusive of the PIPE financing, the Company received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination.

The Company believes that its $32.5M of cash as of December 31, 2020, in addition to the proceeds received from the merger with LSAQ and PIPE offering, are sufficient to fund planned operations for at least 12 months from the date of issuance of these financial statements.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP).

1.           Company Background and Basis of Presentation (continued)

Concentration Risks

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, deposits of up to $250,000 at Federal Deposit Insurance Corporation (FDIC) insured institutions are covered by FDIC insurance. At times, deposits at the Company’s financial institution may exceed federally insured limits. Management periodically assesses the financial condition of the institution and believes that any possible credit risk is minimal. The Company has not experienced any loss from such risk.

COVID-19 Pandemic

In March 2020 the World Health Organization declared the global novel coronavirus disease 2019 (COVID-19) outbreak a pandemic. The Company’s sublease tenant in San Francisco has been unable to fulfill its sublease obligations due to the pandemic’s impact on its business operations. The sublessee vacated the facility in February 2021. In 2020, the company wrote-off $312,940 of sublease receivable against sublease income due to low probability of collection. No other significant impacts to the Company’s operations due to the COVID-19 outbreak have occurred. The Company’s operations may be adversely affected in the near term as a result of COVID-19, and in the longer-term by the overall impact on the economy and disruptions to the Company’s existing business and partners, and the Company’s customer collection efforts. Additionally, there could be a near term impact on the Company’s employees as a result of COVID-19 and the related Federal, State, and local and UK governmental restrictions. However, the long- term impact is not fully known as the scale and severity of the outbreak continues to unfold. Since the second quarter of 2020, the Company has experienced overall top line growth due to the advantages the Company’s decentralized proprietary platform provides for healthcare companies and institutions in the clinical trial space. Due to these advantages, Management expects this growth to continue.

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief and Economic Security Act, or the CARES Act. The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the U.S. economy and fund a nationwide effort to curtail the effect of COVID 19. While the CARES Act provides sweeping tax changes in response to the COVID 19 pandemic, some of the more significant provisions include removal of certain limitations on utilization of net operating losses, increasing the loss carryback period for certain losses to five years, and increasing the ability to deduct interest expense, as well as amending certain provisions of the previously enacted Tax Cuts and Jobs Act. Consistent with previous years, the Company expects to continue to generate net losses in the foreseeable future. The Company currently has significant federal and state deferred tax assets attributed to prior net operating losses. These deferred taxes are fully reserved. As the Company has never generated taxable income, the CARES Act feature allowing net operating losses originating in 2018, 2019 or 2020 to be carried back five years is not expected to have a significant impact. Management does not expect any other provisions of the CARES Act to have a material impact on the Company’s financial position, results of operations or cash flows during 2020.